Digital Asset Debt Strategy ETF

Schedule of Investments

February 28, 2026 (Unaudited)

CONVERTIBLE BONDS - 44.9%	Coupon	Maturity Date	Principal Amount	Value
Financial Services - 36.3%(a)
Bit Digital, Inc.	4.00%	10/01/2030	$409,000	$340,697
Bitdeer Technologies Group(b)	5.25%	12/01/2029	144,000	141,120
CleanSpark, Inc.(c)	0.00%	06/15/2030	304,000	311,296
Coinbase Global, Inc.	0.50%	06/01/2026	288,000	285,120
Core Scientific, Inc.(b)	3.00%	09/01/2029	192,000	338,520
Galaxy Digital Holdings LP(b)	2.50%	12/01/2029	266,000	324,387
Riot Platforms, Inc.	0.75%	01/15/2030	264,000	359,436
Terawulf, Inc.(b)	2.75%	02/01/2030	248,000	530,422
WisdomTree, Inc.	3.25%	08/15/2029	128,000	196,416
				2,827,414

Medical Equipment & Devices Manufacturing - 4.1%
Semler Scientific, Inc.	4.25%	08/01/2030	343,000	316,932

Retail - Consumer Discretionary - 3.2%
GameStop Corp.(b)(c)	0.00%	04/01/2030	232,000	249,864

Software & Services - 1.3%
Strategy, Inc.	0.88%	03/15/2031	104,000	100,594

TOTAL CONVERTIBLE BONDS (Cost $3,406,716)				3,494,804

CONVERTIBLE PREFERRED STOCKS - 3.3%			Shares	Value
Utilities - 3.3%
NextEra Energy, Inc.			4,514	254,545

TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $235,463)				254,545

CORPORATE BONDS - 34.6%	Coupon	Maturity Date	Principal Amount	Value
Consumer Finance - 12.5%
Block, Inc. (Callable 05/15/2027)	6.50%	05/15/2032	$264,000	271,772
Mastercard, Inc. (Callable 01/15/2032)	4.95%	03/15/2032	184,000	192,717
PayPal Holdings, Inc. (Callable 12/01/2053)	5.50%	06/01/2054	320,000	305,373
Visa, Inc. (Callable 06/14/2035)	4.15%	12/14/2035	208,000	203,624
				973,486

Financial Services - 7.2%
BlackRock Funding, Inc. (Callable 12/14/2033)	5.00%	03/14/2034	264,000	274,624

Franklin Resources, Inc. (Callable 07/30/2030)	1.60%	10/30/2030	320,000	$287,988
				562,612

Semiconductors - 3.7%
NVIDIA Corp. (Callable 03/15/2031)	2.00%	06/15/2031	312,000	284,639

Software & Services - 11.2%
Accenture Capital, Inc. (Callable 07/04/2034)	4.50%	10/04/2034	280,000	277,140
International Business Machines Corp. (Callable 11/10/2034)	5.20%	02/10/2035	304,000	313,890
Roblox Corp. (Callable 02/13/2026)(b)	3.88%	05/01/2030	288,000	275,281
				866,311

TOTAL CORPORATE BONDS (Cost $2,670,266)				2,687,048

EXCHANGE TRADED FUNDS - 10.0%			Shares	Value
Amplify Bitcoin Max Income Covered Call ETF(d)			6,290	171,037
YieldMax Bitcoin Option Income Strategy ETF			7,468	177,888
YieldMax Crypto Industry & Tech Portfolio Option Income ETF			13,333	288,259
YieldMax GOOGL Option Income Strategy ETF			10,099	139,669
TOTAL EXCHANGE TRADED FUNDS (Cost $1,083,016)				776,853

PREFERRED STOCKS - 6.3%			Shares	Value
Banks - 4.8%
Customers Bancorp, Inc., 5.38%, 12/30/2034 (Callable 12/30/2029)			15,696	374,742

Financial Services - 1.5%
Strive, Inc.(d)			1,204	114,151

TOTAL PREFERRED STOCKS (Cost $446,741)				488,893

WARRANTS - 0.0%(e)			Shares	Value
Retail - Consumer Discretionary - 0.0%(e)
GameStop Corp.(d)			485	2,086

TOTAL WARRANTS (Cost $–)				2,086

SHORT-TERM INVESTMENTS - 0.2%			Shares	Value
Money Market Funds - 0.2%
First American Government Obligations Fund - Class X, 3.60%(f)			16,211	16,211

TOTAL SHORT-TERM INVESTMENTS (Cost $16,211)				16,211

TOTAL INVESTMENTS - 99.3% (Cost $7,858,413)				$7,720,440
Other Assets in Excess of Liabilities - 0.7%				53,632
TOTAL NET ASSETS - 100.0%				$7,774,072

Percentages are stated as a percent of net assets.

(a)	To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors. As of February 28, 2026, the value of these securities total $1,859,594 or 23.9% of the Fund’s net assets.
(c)	Zero-coupon bond issued at a discount.
(d)	Non-income producing security.
(e)	Does not round to 0.1% or (0.1)%, as applicable.
(f)	The rate shown represents the 7-day annualized effective yield as of February 28, 2026.